Selected Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Information
The following table presents selected quarterly financial information:

	Year Ended December 31, 2015
(In thousands, except per share data)	First	Second	Third	Fourth	Year
Summary Operating Results:
Net revenues	$550,578	$559,867	$546,313	$542,674	$2,199,432
Operating income	71,883	83,094	69,423	46,802	271,202

Income (loss) from continuing operations, net of tax	$30,504	$(12,390)	$7,015	$(14,434)	$10,695
Income from discontinued operations, net of tax	4,599	5,965	18,410	7,565	36,539
Net income (loss) attributable to Boyd Gaming Corporation	$35,103	$(6,425)	$25,425	$(6,869)	$47,234

Basic net income (loss) per common share:
Continuing operations	$0.27	$(0.11)	$0.06	$(0.13)	$0.10
Discontinued operations	0.04	0.05	0.17	0.07	0.32
Basic net income (loss) per common share	$0.31	$(0.06)	$0.23	$(0.06)	$0.42
Diluted net income (loss) per common share:
Continuing operations	$0.27	$(0.11)	$0.06	$(0.13)	$0.10
Discontinued operations	0.04	0.05	0.16	0.07	0.32
Diluted net income (loss) per common share	$0.31	$(0.06)	$0.22	$(0.06)	$0.42

	Year Ended December 31, 2014
(In thousands, except per share data)	First	Second	Third	Fourth	Year
Summary Operating Results:
Net revenues	$541,085	$540,680	$528,897	$531,593	$2,142,255
Operating income	61,560	58,749	41,802	11,621	173,732

Loss from continuing operations, net of tax	$(1,112)	$(3,971)	$(12,256)	$(33,286)	$(50,625)
Income (loss) from discontinued operations, net of tax	(10,113)	9,309	8,928	863	8,987
Income (loss) from discontinued operations attributable to noncontrolling interest, net of tax	5,043	(4,669)	(11,777)	—	(11,403)
Net income (loss) attributable to Boyd Gaming Corporation	$(6,182)	$669	$(15,105)	$(32,423)	$(53,041)

Basic net income (loss) per common share:
Continuing operations	$(0.01)	$(0.04)	$(0.11)	$(0.30)	$(0.46)
Discontinued operations	(0.05)	0.05	(0.03)	0.01	(0.02)
Basic net income (loss) per common share	$(0.06)	$0.01	$(0.14)	$(0.29)	$(0.48)
Diluted net income (loss) per common share:
Continuing operations	$(0.01)	$(0.04)	$(0.11)	$(0.30)	$(0.46)
Discontinued operations	(0.05)	0.05	(0.03)	0.01	(0.02)
Diluted net income (loss) per common share	$(0.06)	$0.01	$(0.14)	$(0.29)	$(0.48)